Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of summary of impaired loans - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of summary of impaired loans [Line Items]
Unpaid principal balance	¥ 190,987,592	¥ 542,751,256
Recorded investment, Impaired loans	200,004,129	548,148,419
Recorded investment, Impaired loans with related allowance for credit losses	115,866,912	143,718,434
Recorded investment, Impaired loans without related allowance for credit losses	84,137,217	404,429,985
Related allowance for credit losses	61,479,897	71,998,321
First lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of summary of impaired loans [Line Items]
Unpaid principal balance	102,914,225	273,369,223
Recorded investment, Impaired loans	108,751,090	279,250,147
Recorded investment, Impaired loans with related allowance for credit losses	64,871,825	66,856,493
Recorded investment, Impaired loans without related allowance for credit losses	43,879,265	212,393,654
Related allowance for credit losses	32,968,721	27,176,553
Second lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of summary of impaired loans [Line Items]
Unpaid principal balance	88,073,367	269,382,033
Recorded investment, Impaired loans	91,253,039	268,898,272
Recorded investment, Impaired loans with related allowance for credit losses	50,995,087	76,861,941
Recorded investment, Impaired loans without related allowance for credit losses	40,257,952	192,036,331
Related allowance for credit losses	¥ 28,511,176	¥ 44,821,768